Stockholders' Equity - (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / shares	Dec. 03, 2021 shares	Oct. 16, 2018 shares	Oct. 30, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized | shares	50,000,000	50,000,000
Preferred Stock, Shares Issued | shares	0	0
Preferred Stock, Shares Outstanding | shares	0	0
Options granted term		10 years
Share-based compensation costs		$ 23,565	$ 1,189	$ 2,813
Stock-based compensation cost		23,565	1,189	2,813
Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs		2,788	109	353
Stock-based compensation cost		2,788	109	353
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs		4,829	60	658
Stock-based compensation cost		4,829	60	658
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs	$ 5,400	$ 15,052	977	1,446
Escrow Shares | shares		1,200,000
Share price | $ / shares	$ 12.50	$ 12.50
Stock-based compensation cost	$ 5,400	$ 15,052	977	1,446
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs		896	43	356
Stock-based compensation cost		$ 896	$ 43	$ 356
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for future issuance | shares	31,206,550	31,206,550
Award vesting period		4 years
Exchange ratio		0.306%
Increase in number of shares reserved for issuance as percentage of total number of outstanding shares		5.00%
Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued | shares	116,175,000	116,175,000	1,540,000
Common shares, votes per share | Vote	1	1
Common stock shares outstanding | shares	116,175,000	116,175,000	1,540,000
Number of shares authorized | shares	700,000,000	700,000,000	700,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued | shares	12,397,000	12,397,000	10,439,000
Common shares, votes per share | Vote	50	50
Common stock shares outstanding | shares	12,397,000	12,397,000	10,439,000
Number of shares authorized | shares	20,000,000	20,000,000	20,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Class C common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares issued | shares	6,478,000	6,478,000	0
Common shares, votes per share | Vote	0	0
Common stock shares outstanding | shares	6,478,000	6,478,000	0
Number of shares authorized | shares	10,000,000	10,000,000	10,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs		$ 2,200
Weighted-average remaining requisite service period		1 year 3 months 18 days
Weighted average fair value of stock options granted | $ / shares		$ 1.23	$ 1.03		$ 1.01
Intrinsic value of stock options exercised		$ 13,800	$ 400		$ 1,600
Stock-based compensation cost		$ 2,200
Stock option | 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant | shares								16,895,765
Number of shares available for future issuance | shares							15,700,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares						32,595,765
RSUs | 2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs			16,000
Stock-based compensation cost			$ 16,000
Number of RSU outstanding | shares	2,700,000	2,700,000
RSUs | 2015 Equity Incentive Plan | Cost of revenue
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs		$ 2,200
Stock-based compensation cost		2,200
RSUs | 2015 Equity Incentive Plan | Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs		4,400
Stock-based compensation cost		4,400
RSUs | 2015 Equity Incentive Plan | General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs		8,700
Stock-based compensation cost		8,700
RSUs | 2015 Equity Incentive Plan | Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs		800
Stock-based compensation cost		$ 800